T. ROWE PRICE Large-Cap Growth Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.5%
COMMUNICATION SERVICES 12.1%
Entertainment 2.0%
Live Nation Entertainment (1) 664,542 46,518
Netflix (1) 514,538 177,762
Spotify Technology (1) 660,146 88,209
312,489
Interactive Media & Services 8.8%
Alphabet, Class A (1) 9,583,864 994,134
IAC (1) 776,782 40,082
Match Group (1) 730,566 28,047
Meta Platforms, Class A (1) 1,606,318 340,443
1,402,706
Media 0.3%
Trade Desk, Class A (1) 850,595 51,810
51,810
Wireless Telecommunication Services 1.0%
T-Mobile U.S. (1) 1,117,401 161,844
161,844
Total Communication Services 1,928,849
CONSUMER DISCRETIONARY 12.4%
Automobiles 0.5%
Rivian Automotive, Class A (1)(2) 4,711,227 72,930
72,930
Broadline Retail 6.3%
Amazon.com (1) 8,928,836 922,259
Coupang (1) 5,318,188 85,091
1,007,350
Hotels, Restaurants & Leisure 2.3%
Booking Holdings (1) 87,363 231,723
Chipotle Mexican Grill (1) 79,156 135,221
366,944
Leisure Products 0.4%
Peloton Interactive, Class A (1) 6,292,446 71,356
71,356
Specialty Retail 1.9%
Ross Stores  2,892,448 306,976
306,976

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica (1) 166,344 60,581
NIKE, Class B  865,307 106,121
166,702
Total Consumer Discretionary 1,992,258
CONSUMER STAPLES 1.6%
Beverages 1.3%
Monster Beverage (1) 3,808,548 205,700
205,700
Consumer Staples Distribution & Retail 0.3%
Dollar General  188,161 39,600
39,600
Total Consumer Staples 245,300
FINANCIALS 9.9%
Financial Services 9.9%
Affirm Holdings (1)(2) 1,359,047 15,316
Fiserv (1) 4,510,478 509,819
Global Payments  1,605,688 168,983
Mastercard, Class A  1,283,908 466,585
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(3)(4) 696,358 14,018
Visa, Class A  1,790,236 403,627
Total Financials 1,578,348
HEALTH CARE 18.0%
Biotechnology 0.9%
Vertex Pharmaceuticals (1) 461,085 145,274
145,274
Health Care Equipment & Supplies 6.4%
Becton Dickinson & Company  879,435 217,695
Insulet (1) 269,129 85,841
Intuitive Surgical (1) 1,260,086 321,914
Stryker  1,391,402 397,204
1,022,654
Health Care Providers & Services 8.5%
Cigna Group  1,684,463 430,431
HCA Healthcare  291,720 76,921
Humana  365,417 177,395
UnitedHealth Group  1,401,999 662,571
1,347,318

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.3%
Avantor (1) 1,987,516 42,016
42,016
Pharmaceuticals 1.9%
Daiichi Sankyo, ADR  2,289,992 83,654
Eli Lilly  655,102 224,975
308,629
Total Health Care 2,865,891
INDUSTRIALS & BUSINESS SERVICES 1.7%
Ground Transportation 0.4%
Old Dominion Freight Line  178,561 60,861
60,861
Machinery 1.3%
Ingersoll Rand  3,504,795 203,909
203,909
Total Industrials & Business Services 264,770
INFORMATION TECHNOLOGY 42.0%
Communications Equipment 1.5%
Arista Networks (1) 1,459,812 245,044
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(3)(4) 46,476 892
245,936
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A  2,987,658 244,151
244,151
IT Services 0.9%
Accenture, Class A  296,622 84,777
MongoDB (1) 239,390 55,807
140,584
Semiconductors & Semiconductor Equipment 7.5%
Advanced Micro Devices (1) 1,210,523 118,643
ASML Holding  541,582 368,660
Marvell Technology  1,617,729 70,048
NVIDIA  2,272,108 631,124
1,188,475
Software 21.7%
Atlassian, Class A (1) 740,680 126,782
Cadence Design Systems (1) 973,342 204,489
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)(3)
(4) 20,080 11,080
Celonis, Acquisition Date: 6/17/21, Cost $9,559 (1)(3)(4) 25,851 8,530

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HashiCorp, Class A (1)(2) 528,905 15,492
Intuit  1,289,104 574,721
Microsoft  7,193,687 2,073,940
Paylocity Holding (1) 160,127 31,830
Salesforce (1) 779,437 155,716
ServiceNow (1) 518,713 241,056
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(3)(4) 321,182 2,403
3,446,039
Technology Hardware, Storage & Peripherals 8.9%
Apple  8,547,293 1,409,449
1,409,449
Total Information Technology 6,674,634
Total Miscellaneous Common Stocks  0.8% (5) 120,234
Total Common Stocks (Cost $8,935,673) 15,670,284
CONVERTIBLE PREFERRED STOCKS 1.3%
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $38,324 (1)(3)(4) 563,615 18,098
Total Industrials & Business Services 18,098
INFORMATION TECHNOLOGY 0.9%
Software 0.9%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,321 (1)(3)(4) 1,362 751
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(3)(4) 324 179
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(3)(4) 33 18
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(3)(4) 1 1
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (1)(3)(4) 106,424 35,115
Databricks, Series H, Acquisition Date: 8/31/21, Cost $22,390 (1)
(3)(4) 304,686 18,281
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(3)(4) 2,118,369 29,403
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,162 (1)(3)(4) 535,481 7,432
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(3)(4) 401,388 14,454
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(3)(4) 544,536 19,609
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)(3)
(4) 390,346 2,920

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(3)(4) 320,373 2,396
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(3)(4) 5,796 43
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)(3)
(4) 742,561 5,554
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)(3)
(4) 188,785 8,907
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,296 (1)(3)
(4) 14,135 667
Total Information Technology 145,730
MATERIALS 0.3%
Chemicals 0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(3)(4) 492,252 24,923
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)(3)
(4) 410,238 12,787
Total Materials 37,710
Total Convertible Preferred Stocks (Cost $282,097) 201,538
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.82% (6)(7) 28,638,405 28,638
Total Short-Term Investments (Cost $28,638) 28,638
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.82% (6)(7) 52,368,829 52,369
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 52,369
Total Securities Lending Collateral (Cost $52,369) 52,369
Total Investments in Securities 100.3%
(Cost $9,298,777) $ 15,952,829
Other Assets Less Liabilities (0.3)% (40,716)
Net Assets 100.0% $ 15,912,113

T. ROWE PRICE Large-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$238,461 and represents 1.5% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 2,165++
Totals $ —# $ — $ 2,165+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 246,897  ¤  ¤ $ 81,007
Total $ 81,007^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,165 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $81,007.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Large-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Large-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $(23,142,000) for the period ended
March 31, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 15,633,361 $ — $ 36,923 $ 15,670,284
Convertible Preferred Stocks — — 201,538 201,538
Short-Term Investments 28,638 — — 28,638
Securities Lending Collateral 52,369 — — 52,369
Total $ 15,714,368 $ — $ 238,461 $ 15,952,829
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 36,823 $ 100 $ 36,923
Convertible Preferred Stocks 224,780 (23,242) 201,538
Total $ 261,603 $ (23,142) $ 238,461

T. ROWE PRICE Large-Cap Growth Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1232-054Q1 03/23